Financial instruments included in the statement of financial position and impact on income (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2026
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Financial assets
Non-current financial assets	434	—	434	434
Trade receivables	1,933	—	1,933	1,933
Cash and cash equivalents	110,891	—	110,891	110,891
Total assets	113,257		113,257	113,257
Financial liabilities
Financial liabilities	106,611	—	106,611	103,528
Trade payables and other payables	8,769	—	8,769	8,769
Total liabilities	115,380	—	115,380	112,296
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HCR royalty financing, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	434	—	434	434
Trade receivables	2,136	—	2,136	2,136
Cash and cash equivalents	52,750	—	52,750	52,750
Total assets	55,320	—	55,320	55,320
Financial liabilities
Non-current financial liabilities	91,010	—	91,010	94,282
Current financial liabilities	4,309	—	4,309	4,358
Trade payables and other payables	9,121	—	9,121	9,121
Total liabilities	104,441	—	104,441	107,760
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the HCR royalty financing, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Schedule of Financial Liabilities

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Lease liabilities – Short term	1,232	1,210
Repayable BPI loans advances – Short term	573	804
PGE Loans*	314	1,571
EIB loan – Short term	765	725
Royalty Financing - Short term	29,182	—
Total current financial liabilities	32,065	4,309
Lease liabilities – Long term	1,267	1,889
Repayable BPI loan advances – Long term	100	136
EIB loan – Long term	49,958	47,717
Royalty Financing - Long term	23,222	41,269
Total non-current financial liabilities	74,546	91,010
Total financial liabilities	106,611	95,320
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2026
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Financial assets
Non-current financial assets	434	—	434	434
Trade receivables	1,933	—	1,933	1,933
Cash and cash equivalents	110,891	—	110,891	110,891
Total assets	113,257		113,257	113,257
Financial liabilities
Financial liabilities	106,611	—	106,611	103,528
Trade payables and other payables	8,769	—	8,769	8,769
Total liabilities	115,380	—	115,380	112,296
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HCR royalty financing, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	434	—	434	434
Trade receivables	2,136	—	2,136	2,136
Cash and cash equivalents	52,750	—	52,750	52,750
Total assets	55,320	—	55,320	55,320
Financial liabilities
Non-current financial liabilities	91,010	—	91,010	94,282
Current financial liabilities	4,309	—	4,309	4,358
Trade payables and other payables	9,121	—	9,121	9,121
Total liabilities	104,441	—	104,441	107,760
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the HCR royalty financing, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.